Investment Objectives and Goals	Mar. 31, 2025
WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Total Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”).
WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”).
WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. AI Enhanced Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. LargeCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”).
WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. MidCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”).
WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”).
WisdomTree U.S. Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Value Fund (the “Fund”) seeks income and capital appreciation.
WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Growth Index (the “Index”).
WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. MidCap Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. MidCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Quality Growth Index (the “Index”).
WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. SmallCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Growth Index (the “Index”).

WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”).

WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”).

WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. LargeCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”).
WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. MidCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”).
WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”).
WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Multifactor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”).
WisdomTree International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”).
WisdomTree International High Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”).

WisdomTree International LargeCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International LargeCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”).

WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International MidCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”).

WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International SmallCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”).

WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International AI Enhanced Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”).

WisdomTree International Multifactor Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International Multifactor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation.
WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Europe Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”).

WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Europe SmallCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”).
WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Japan SmallCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”).
WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Japan Hedged Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Europe Hedged Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”).
WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International Hedged Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”).

WisdomTree India Hedged Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree India Hedged Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree India Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Hedged Equity Index (the “Index”).
WisdomTree Japan Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Japan Opportunities Fund (formerly, WisdomTree Japan Hedged SmallCap Equity Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Japan Opportunities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Opportunities Index (the “Index”).
WisdomTree European Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree European Opportunities Fund (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree European Opportunities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree European Opportunities Index (the “Index”).
WisdomTree Global High Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Global High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”).
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”).

WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree New Economy Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index (the “Index”).
WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”).

WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets SmallCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”).

WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation.
WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets Multifactor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”).

WisdomTree India Earnings Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree India Earnings Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”).
WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree China ex-State-Owned Enterprises Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”).